Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income and expenses on investment property [Abstract]
Rental income	₩ 9,581	₩ 9,460
Operating and maintenance expenses related to rental income	(1,172)	(678)
Rental income from investment property, net of direct operating expense	₩ 8,409	₩ 8,782